Shareholder Fees - Parametric Tax-Managed Emerging Markets Fund - Institutional Class	Jun. 30, 2022
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none